Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	44.22%	47.92%
Aggregate principal amount of floating rate debt outstanding	$ 1,600,408
Interest rate basis	LIBOR	LIBOR	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in interest expense on un-hedged portion of loans	$ 1,530	$ 1,395	$ 1,264
Currency risk
Financial Risk Management
Sensitivity analysis, increase in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (11,380)	$ (11,625)	$ (8,740)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	113,804	116,252	$ 87,400
Trade payables and accruals denominated in euros	27,766	21,177
Interest rate swaps | Interest rate risk
Financial Risk Management
Fair value of interest rate swaps / net liability	$ 49,873
Fair value of interest rate swaps / net asset		$ 5,992
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in fair value due to reasonably possible increase in interest rates	$ 6,285	$ 7,351	$ 4,416